Changes in Equity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity [Line Items]
Beginning Balance	$ 3,201	$ 3,306	$ 3,306	$ 3,423	$ 2,981
Net income	50	66	250	110	225
Other comprehensive income (loss)	40	69	(255)	(9)	350
Dividends declared	(43)	(43)	(173)	(162)	(157)
Purchase of non-controlling interest	(4)
Share-based employee compensation		7	38	30	20
Share-based employee compensation	(7)
Exercises of stock options	14	10	40	7	2
Exercises of stock options, Outstanding shares			1,976,000	531,000	134,000
Ending Balance	3,251	3,415	3,201	3,306	3,423
Common Stock
Equity [Line Items]
Beginning Balance	2	2	2	2	2
Beginning Balance (in shares)	170,900,000	168,300,000	168,300,000	171,300,000	170,800,000
Net income	0	0	0	0	0
Other comprehensive income (loss)	0	0	0	0	0
Dividends declared	0	0	0	0	0
Purchase of non-controlling interest	0
Share-based employee compensation		0	0	0	0
Share-based employee compensation	0
Share-based employee compensation, Outstanding shares	1,300,000	600,000	600,000	400,000	300,000
Exercises of stock options	0	0	0	0	0
Exercises of stock options, Outstanding shares	600,000	600,000	2,000,000	500,000	200,000
Ending Balance	2	2	2	2	2
Ending Balance (in shares)	172,800,000	169,500,000	170,900,000	168,300,000	171,300,000
Additional paid-in capital
Equity [Line Items]
Beginning Balance	3,153	3,075	3,075	3,130	3,108
Net income	0	0	0	0	0
Other comprehensive income (loss)	0	0	0	0	0
Dividends declared	0	0	0	0	0
Purchase of non-controlling interest	(4)
Share-based employee compensation		7	38	30	20
Share-based employee compensation	(7)
Exercises of stock options	14	10	40	7	2
Ending Balance	3,156	3,092	3,153	3,075	3,130
Retained Earnings
Equity [Line Items]
Beginning Balance	292	219	219	275	207
Net income	49	65	246	106	225
Other comprehensive income (loss)	0	0	0	0	0
Dividends declared	(43)	(43)	(173)	(162)	(157)
Purchase of non-controlling interest	0
Share-based employee compensation		0	0	0	0
Share-based employee compensation	0
Exercises of stock options	0	0	0	0	0
Ending Balance	298	241	292	219	275
Accumulated other comprehensive income (loss)
Equity [Line Items]
Beginning Balance	(265)	(10)	(10)	(1)	(350)
Net income	0	0	0	0	0
Other comprehensive income (loss)	40	69	(255)	(9)	349
Dividends declared	0	0	0	0	0
Purchase of non-controlling interest	0
Share-based employee compensation		0	0	0	0
Share-based employee compensation	0
Exercises of stock options	0	0	0	0	0
Ending Balance	(225)	59	(265)	(10)	(1)
Non-Controlling Interests
Equity [Line Items]
Beginning Balance	19	20	20	17	14
Net income	1	1	4	4	0
Other comprehensive income (loss)	0	0	0	0	1
Dividends declared	0	0	0	0	0
Purchase of non-controlling interest	0
Share-based employee compensation		0	0	0	0
Share-based employee compensation	0
Exercises of stock options	0	0	0	0	0
Ending Balance	$ 20	$ 21	$ 19	$ 20	$ 17